ADVANCED SERIES TRUST

AST FI Pyramis Quantitative Portfolio

Supplement dated July 27, 2017

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST FI Pyramis Quantitative Portfolio (the Portfolio), and the Prospectus and Statement of Additional Information for the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Shiuan-Tung (Tony) Peng is no longer a portfolio manager for the Portfolio. Ognjen Sosa, CAIA, Edward Heilbron and Catherine Pena, CFA, continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Trust’s Prospectus and SAI and the Portfolio’s Summary Prospectus are hereby revised as follows:

I.	All references and information pertaining to Shiuan-Tung (Tony) Peng are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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